ADVANCES FROM THE FEDERAL HOME LOAN BANK - Borrowings require principal payments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Advances From Federal Home Loan Bank [Abstract]
One year or less	$ 2,047	$ 2,515
Over one year through three years	14,334	5,319
Over three years through five years	2,880	15,733
Over five years		747
Advances from the Federal Home Loan Bank	$ 19,261	$ 24,314